SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Earnings per share:
Net income	¥ 369,155	¥ 45,821	¥ 323,605	¥ 354,025
Weighted average number of common shares outstanding used in calculating basic net income per share	21,652,110	20,586,530	21,053,384	20,374,500
Weighted average number of common shares outstanding used in calculating diluted net income per share	21,652,110	20,586,530	21,053,384	20,374,500
Net income per share basic	¥ 17.05	¥ 2.23	¥ 15.37	¥ 17.38
Net income per share diluted	¥ 17.05	¥ 2.23	¥ 15.37	¥ 17.38